CONSOLIDATED STATEMENT OF EQUITY In Thousands	Total USD ($)	Total EUR (€)		Common Stock USD ($)	Common Stock EUR (€)	Preferred Stock USD ($)	Preferred Stock EUR (€)	Additional Paid In Capital USD ($)	Additional Paid In Capital EUR (€)	Accumulated Surplus USD ($)	Accumulated Surplus EUR (€)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) EUR (€)	Treasury Stock USD ($)	Treasury Stock EUR (€)	Noncontrolling Interest USD ($)	Noncontrolling Interest EUR (€)	Redeemable Noncontroling Interest Temporary Equity [Member] USD ($)	Redeemable Noncontroling Interest Temporary Equity [Member] EUR (€)
Balance (496,654,269 of par value EUR 5.0 each, 607,041,577 of par value EUR 5.0 each and 956,090,482 shares of par value EUR 5.0 each at 2009, 2010 and 2011 respectively) as of at Dec. 31, 2008					€ 2,483,271		€ 7,500		€ 3,267,770		€ 2,015,971		€ (1,696,839)		€ (145,277)		€ 798,549		€ 256,208
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																	7,110
Purchase of subsidiaries shares from non-controlling interest									(297)
Net Income Loss		391,052	[1]								391,052						40,412		21,820
Net change in fair value of securities available for sale													211,144				(2,530)		1,967
Foreign currency translation adjustments													(55,790)				1,181		(2,360)
Pension liability													24,358				5		(131)
Issuance of common shares (110,367,615 shares of par value EUR 5.0 with issue costs of EUR (41,798) thousand net of tax expense in 2009 and 121,408,315 shares of par value EUR 5.0 in 2010)					551,838				653,518
Share options exercised of par value EUR 5.0 each (387,970 shares in 2008 and 19,693 shares in 2009) and above par value of EUR 17.12 each in 2008 and EUR 15.9 each in 2009					99				313
Sale of treasury stock net of tax (expense)/benefit									(52,512)						363,117
Purchase of treasury stock (11,505,151, 15,620,293 and 41,381,705 shares during 2009, 2010 and 2011 respectively)															(228,466)
Issuance of preference shares (25,000,000 shares of par value EUR 0.3 each in 2008 and 70,000,000 shares of par value EUR 5.0 each in 2009 less issue costs net of tax)							350,000		(3,420)
Share based payments									12,707
Preferred dividend, net of EUR 7,7 million tax in 2010											(42,192)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests											23,005
Changes in the redemption amount of redeemable NCI																			(23,005)
Effect of restatements											62,189
Balance (607,041,577, 956,090,482 and 956,090,482 shares at 2009, 2010 and 2011 respectively) as of at Dec. 31, 2009					3,035,208		357,500		3,878,079		2,450,025		(1,517,127)		(10,626)		844,727		254,499
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																	(57,329)
Purchase of subsidiaries shares from non-controlling interest									4,078
Net Income Loss		(354,772)	[1]								(354,772)						25,604		21,164
Net change in fair value of securities available for sale													(2,065,236)				2,438		951
Foreign currency translation adjustments													182,099				6,097		3,108
Pension liability													14,668				94		(157)
Issuance of common shares (110,367,615 shares of par value EUR 5.0 with issue costs of EUR (41,798) thousand net of tax expense in 2009 and 121,408,315 shares of par value EUR 5.0 in 2010)					607,041				24,282
Issuance of common shares by conversion of convertible bonds (227,640,590 shares of par value EUR 5.0 by conversion of 227,640,590 convertible bonds)					1,138,203				45,528
Issue costs for the issuance of 121,408,315 and 227,640,590 shares									(77,951)
Sale of treasury stock net of tax (expense)/benefit									(2,861)						163,101
Purchase of treasury stock (11,505,151, 15,620,293 and 41,381,705 shares during 2009, 2010 and 2011 respectively)															(157,376)
Share based payments									12,306
Capital contribution																			13,218
Preferred dividend, net of EUR 7,7 million tax in 2010											(71,558)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests											(1,553)
Redemption of redeemable NCI																			(33,253)
Changes in the redemption amount of redeemable NCI																			6,452
Balance (607,041,577, 956,090,482 and 956,090,482 shares at 2009, 2010 and 2011 respectively) as of at Dec. 31, 2010		8,474,689	[1]	6,324,186	4,780,452	472,946	357,500	5,137,533	3,883,461	2,675,143	2,022,142	(4,478,894)	(3,385,596)	(6,484)	(4,901)	1,086,957	821,631	351,875	265,982
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(1,014,784)	(767,075)
Purchase of subsidiaries shares from non-controlling interest								290,361	219,484			(38,420)	(29,042)
Net Income Loss	(19,234,907)	(14,539,668)								(19,234,907)	(14,539,668)					25,277	19,107	17,307	13,082
Net change in fair value of securities available for sale												3,138,148	2,372,126			25	19	(7,197)	(5,440)
Foreign currency translation adjustments												(1,224,397)	(925,522)			(3,621)	(2,738)	(29,254)	(22,113)
Pension liability												38,968	29,456			49	37	(181)	(137)
Sale of treasury stock net of tax (expense)/benefit								(5,240)	(3,961)					228,665	172,848
Purchase of treasury stock (11,505,151, 15,620,293 and 41,381,705 shares during 2009, 2010 and 2011 respectively)														(222,327)	(168,057)
Issuance of preference shares (25,000,000 shares of par value EUR 0.3 each in 2008 and 70,000,000 shares of par value EUR 5.0 each in 2009 less issue costs net of tax)						1,322,926	1,000,000	(11,642)	(8,800)
Capital contribution																		3,188	2,410
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										(39,137)	(29,584)
Changes in the redemption amount of redeemable NCI																		39,137	29,584
Balance (607,041,577, 956,090,482 and 956,090,482 shares at 2009, 2010 and 2011 respectively) as of at Dec. 31, 2011	$ (5,538,669)	€ (4,186,681)		$ 6,324,186	€ 4,780,452	$ 1,795,872	€ 1,357,500	$ 5,411,012	€ 4,090,184	$ (16,598,901)	€ (12,547,110)	$ (2,564,595)	€ (1,938,578)	$ (146)	€ (110)	$ 93,903	€ 70,981	$ 374,875	€ 283,368

[1]	As restated. See Note 43 for more information.